Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 12 - Other Current Liabilities

	December 31,
	2011	2010
	U.S. Dollars
Accrued compensation and related benefits	6,235	5,741
Government institutions	691	418
Income tax payables	400	536
Current maturities of OCS liability (1)	485	536
Current maturities of contingent consideration	2,475	2,554
Accrued warranty costs	1,637	1,494
Commissions	2,358	2,470
Advances from customers and deferred revenues	2,186	1,837
Accrued expenses	5,101	5,822

	21,568	21,408

Changes in the product warranty obligation are as follows:

	December 31,
	2011	2010	2009
	U.S. Dollars
Beginning of year	1,494	595	783
New warranties	3,179	2,404	1,009
Reductions	(3,036)	(1,505)	(1,197)

Balance at end of year	1,637	1,494	595

(1)	See also Note 16 - Other long-term liabilities